13F-HR

1
kenneth.miller@yale.edu
NONE

KENNETH R. MILLER
(203) 432-5761


0000938582
eqed9jp@

09/30/2001

13F-HR

                      UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C. 20549

                         FORM 13F

                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):[ ] is a restatement
				 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Yale University
Address:  230 Prospect Street
          New Haven, CT 06511-2107

13F File Number:	28-4780

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person filing the report is authoritzed to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and table are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Person:

Name:	David F. Swensen
Title:	Chief Investment Officer
Phone:	(203) 432-0119
Signature, Place and Date of Signing:

David F. Swensen	  New Haven, CT 	November 13, 2001

Report Type [check only one.]:

[X]	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ]	13F COMBINATION REPORT.

List of Other Manager Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

		                	FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		41

Form 13F Information Table Value Total:	$436,705 (X$1,000)

List of Other Included Managers:

	None

FORM 13F INFORMATION TABLE
ITEM 1:                       ITEM 2:     ITEM 3:      ITEM 4      ITEM 5:              ITEM 6:   ITEM 7:   ITEM 8:
NAME OF                       CLASS       CUSIP        VALUE       SHARES/        PUT/  INVEST    OTHER     VOTING
ISSUER                        TITLE       NUMBER       (X$1,000)   PRN AMT        CALL  DSCRET'N  MANAG'S   AUTHORITY
ACADIA REALTLY TRUST          SH BEN INT  004239-10-9  39,947      6,155,092.000        SOLE           	    SOLE
ALIGN TECHNOLOGY INC          COM         016255-10-1  114         52,517.000           SOLE           	    SOLE
AMER. HOME PROD. CORP         COM         026609-10-7  1,175       20,176.000           SOLE           	    SOLE
AMERICAN SELECT PORT. INC     COM         029570-10-8  2,353       185,311.000          SOLE           	    SOLE
AMERICAN STRAT INC PORT II    COM         030099-10-5  17,838      1,435,065.000        SOLE           	    SOLE
AMERICAN STRAT PORT INC III   COM         03009T-10-1  464         39,100.000           SOLE           	    SOLE
ARGONAUT TECHNOLOGIES INC     COM         040175-10-1  124         34,886.000           SOLE           	    SOLE
BP AMOCO PLC(FKA AMOCO)       SPONS ADR   055622-10-4  210         4,266.000            SOLE           	    SOLE
CATELLUS DEVELOPMENT CORP     COM         149111-10-6  7,079       405,000.000          SOLE           	    SOLE
CORVIS CORP                   COM         221009-10-3  72          47,305.000           SOLE           	    SOLE
CURIS INC                     COM         231269-10-1  207         59,000.000           SOLE           	    SOLE
DISCOVERY PARTNERS INTL INC   COM         254675-10-1  790         235,880.000          SOLE           	    SOLE
EXACT SCIENCES CORPORATION    COM         30063P-10.5  888         95,906.000           SOLE           	    SOLE
FANSTEEL INC DEL              COM         307260-10-9  102         36,432.000           SOLE           	    SOLE
FELCOR LODGING TRUST          COM         31430F-10-1  21,672      1,611,278.000        SOLE           	    SOLE
FINISAR CORPORATION           COM         31787A-10-1  118         29,860.000           SOLE           	    SOLE
FOREST CITY ENTERPRISES INC   CL A        345550-10-7  15,600      325,000.000          SOLE           	    SOLE
GENVEC INC.                   COM         37246C-10-9  254         148,500.000          SOLE           	    SOLE
HILTON HOTELS CORP  C.S.      COM         432848-10-9  12,419      1,582,000.000        SOLE           	    SOLE
HOST MARRIOTT CORP ( NEW )    COM         44107P-10-4  8,989       1,275,000.000        SOLE           	    SOLE
IHOP CORP NEW                 COM         449623-10-7  12,733      486,000.000          SOLE           	    SOLE
IBEAM BROADCASTING CORP       COM         45073P-10-1  76          254,314.000          SOLE           	    SOLE
INNOVEDA INC                  COM         45769F-10-2  25          37,249.000           SOLE           	    SOLE
INTEGRATED CIRCUIT SYS INC    COM         45811K-20-8  1,483       116,044.000          SOLE           	    SOLE
INTUITIVE SURGICAL INC        COM         46120E-10-7  366         58,694.000           SOLE           	    SOLE
LATIN AMERICAN DISCOVERY  FD  COM         51828C-10-6  9,934       1,275,200.000        SOLE           	    SOLE
MACERICH COMPANY              COM         554382-10-1  11,757      532,000.000          SOLE           	    SOLE
MARRIOTT INTERNATIONAL INC    CL A        571903-20-2  9,686       290,000.000          SOLE           	    SOLE
MORGAN STAN D WITTR EMG MK    COM         61744G-10-7  9,691       1,425,200.000        SOLE           	    SOLE
MORGAN STAN D WITTR ASISA PAC COM         61744U-10-6  25,150      3,992,123.000        SOLE           	    SOLE
MORGAN STANLEY D. W. GOV'T    GOVT INC TR 61745P-10-6  68,502      7,519,400.000        SOLE           	    SOLE
ONI SYSTEM CORP               COM         68273F-10-3  353         87,505.000           SOLE           	    SOLE
ORIGINAL 16 TO ONE MINE       COM         686203-10-0  18          22,500.000           SOLE           	    SOLE
RAYONIER INC                  COM         754907-10-3  8,389       207,300.000          SOLE           	    SOLE
ROYCE FOCUS TRUST             COM         78080N-10-8  13,893      2,778,519.000        SOLE           	    SOLE
ROYCE VALUE TRUST INC         COM         780910-10-5  60,822      4,618,212.000        SOLE           	    SOLE
ROYCE MICRO-CAP. TR INC       COM         780915-10-4  34,533      4,010,838.000        SOLE           	    SOLE
SCUDDER INTER GOVT TR         SH BEN INT  811163-10-4  28,479      3,983,100.000        SOLE           	    SOLE
SELECT MEDICAL CORP           COM         816196-10-9  219         13,932.000           SOLE           	    SOLE
TRIZEC HAHN CORP              SUB VTG     896938-10-7  9,996       555,000.000          SOLE           	    SOLE
WOLVERINE WORLD WIDE INC      COM         978097-10-3  185         13,743.000           SOLE           	    SOLE

TOTAL                         	           	       436,705     46,054,447.000
